Summary Of Defined Benefit Pension Plans' Assets Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 553	$ 517	$ 465
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	2	10
Short term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	4	5
US Stock
Defined Benefit Plan Disclosure [Line Items]
Total assets	113	104
Non US Stock
Defined Benefit Plan Disclosure [Line Items]
Total assets	163	166
Real Estate Investment Trusts
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	9
Non US Government Securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	85	80
US Government Securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	6	3
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total assets	167	137
Other Assets
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 13	$ 3